LEASES (Schedule of Information on Leases) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases
Interest expense on lease liabilities	$ 139
Expenses relating to short-term leases	444
Total cash outflow for leases	$ 630